Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 284,963	$ 199,582
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	143,418	123,896
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	101,717	55,818
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	38,923	19,846
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 905	$ 22